Finance lease receivables	12 Months Ended
Dec. 31, 2024
Finance lease receivables.
Finance lease receivables

10.Finance lease receivables

In 2019, back-to-back time charter contracts were entered into and the subleases were accounted for as finance leases under IFRS 16. The adoption of IFRS 16 resulted in the recognition of net investment in subleases as finance lease receivables. The movements are as follows:

	2024	2023
	US$’000	US$’000
At beginning of the financial year	2,684	10,526
Additions	16,396	—
Repayments	(7,915)	(7,842)
At end of the financial year	11,165	2,684

The table below sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 3 years	Total
	US$’000	US$’000	US$’000	US$’000
At 31 December 2024
Undiscounted lease receivables	8,765	2,921	—	11,686
Less: Unearned finance income	(482)	(39)	—	(521)
	8,283	2,882	—	11,165
At 31 December 2023
Undiscounted lease receivables	2,707	—	—	2,707
Less: Unearned finance income	(23)	—	—	(23)
	2,684	—	—	2,684